SIGNIFICANT ACCOUNTING POLICIES (Property, plant and equipment, net) (Details)	12 Months Ended
Dec. 31, 2018
Machinery and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	10.00%
Machinery and Manufacturing Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	4.00%
Machinery and Manufacturing Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	33.00%
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	7.00%
Office Equipment and Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	7.00%
Office Equipment and Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	33.00%
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	20.00%
Motor Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	10.00%
Motor Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	30.00%
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	4.00%
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	5.00%
Prepaid Expenses Related to Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	1.00%